Revenue and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated by Revenue

A disaggregation of revenue by type of service for the three and nine months ended March 31, 2023 and 2022 is as follows:

	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Online betting and casino revenues	$3,437,387	$14,590,447	$17,571,219	$41,692,731
Esports and other revenues	738,607	1,109,140	2,619,444	4,946,194
Total	$4,175,994	$15,699,587	$20,190,663	$46,638,925

A disaggregation of revenue by type of service for the year ended June 30, 2022 and 2021 is as follows:

	Year ended June 30,
	2022	2021
Online betting and casino revenues	$53,104,795	$16,231,028
Esports and other revenues	5,246,855	552,886
Total	$58,351,650	$16,783,914

Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area

A summary of revenue by geography for the three and nine months ended March 31, 2023 and 2022 is as follows:

	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
United States	$510,874	$1,046,639	$1,905,255	$4,255,482
International	3,665,120	14,652,948	18,285,408	42,383,443
Total	$4,175,994	$15,699,587	$20,190,663	$46,638,925

A summary of revenue by geography follows for the year ended June 30, 2022 and 2021 is as follows:

	June 30, 2022	June 30, 2021
United States	$4,799,084	$671,519
International	53,552,566	16,112,395
Total	$58,351,650	$16,783,914

Schedule of Long-Lived Assets by Geography	A summary of long-lived assets by geography is as follows:
	March 31, 2023	June 30, 2022
United States	$5,316,004	$8,271,360
International	13,670,202	46,620,831
Total	$18,986,206	$54,892,191

A summary of long-lived assets by geography as at June 30, 2022 and 2021 follows:

	June 30, 2022	June 30, 2021
United States	$8,271,360	$48,081,926
International	46,620,831	41,942,870
Total	$54,892,191	$90,024,796